SCHEDULE OF INCOME TAX FROM CONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Current income tax expense	$ 6,209,629	$ 1,044,399	$ 175,631
Deferred income tax (benefit) expense	(1,229,007)	1,192,108	8,581,072
Tax expense	$ 4,980,622	$ 2,236,507	$ 8,756,703